Condensed Financial Information of the Company - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income for the year	$ 257,719	$ 307,912	$ 226,467
Adjustments for:
Amortization and depreciation	229,079	203,008	151,593
Deferred income tax	29,246	263,620	(62,697)
Income tax accrued	45,717	35,200	38,456
Share of income in subsidiaries and associates	(31,083)	996	(7,108)
Interest expense	90,827	107,464	95,185
Net foreign exchange	44,560	(317,036)	164,026
Other financial results, net	(16,604)	(20,414)	(41,558)
Share-based compensation expenses	1,083	1,143	1,055
Changes in working capital	(71,430)	(133,491)	(53,303)
Net cash provided by operating activities	465,217	405,302	356,415
Cash contribution in subsidiaries and associates	(712)	(666)	(84)
Acquisition of other financial assets	(195,527)	(156,418)	(128,899)
Disposals of other financial assets	138,746	136,781	72,571
Property, plant and equipment acquisitions	(16,708)	(12,218)	(9,661)
Net cash used in investing activities	(71,909)	(32,493)	(66,404)
Principal elements of lease payments	(4,745)	(4,397)
Net cash used in financing activities	(234,664)	(271,189)	(201,626)
Increase / (decrease) in cash and cash equivalents	158,644	101,620	88,385
Cash and cash equivalents
At the beginning of the year	439,847	369,848	385,265
Effect of exchange rate changes in cash and cash equivalents	(5,732)	(31,621)	(103,802)
Increase / (decrease) in cash and cash equivalents	158,644	101,620	88,385
At the end of the year	592,759	439,847	369,848
Parent | Reportable legal entities
Cash flows from operating activities
Income for the year	234,618	279,268	239,518
Adjustments for:
Amortization and depreciation	48	59	40
Deferred income tax	1,694	(1,148)	2,418
Income tax accrued	2,725	3,002	2,211
Share of income in subsidiaries and associates	(241,198)	(283,083)	(247,585)
Interest expense	585	587	559
Net foreign exchange	(943)	(44)	(471)
Other financial results, net	(662)	(582)	(145)
Share-based compensation expenses	606	507	420
Changes in working capital	8	149	(2,919)
Net cash provided by operating activities	(2,519)	(1,285)	(5,954)
Cash contribution in subsidiaries and associates	(230,028)	(208,562)	(58,987)
Acquisition of other financial assets	(1,419)	(29,491)
Disposals of other financial assets	1,858	30,482	760
Property, plant and equipment acquisitions	(2)	(28)
Dividends and refund of cash contributions from subsidiaries	246,641	208,796	64,344
Net cash used in investing activities	17,050	1,197	6,117
Principal elements of lease payments	(40)	(49)	(44)
Net cash used in financing activities	(40)	(49)	(44)
Increase / (decrease) in cash and cash equivalents	14,491	(137)	119
Cash and cash equivalents
At the beginning of the year	1,152	1,325	1,220
Effect of exchange rate changes in cash and cash equivalents	(16)	(36)	(14)
Increase / (decrease) in cash and cash equivalents	14,491	(137)	119
At the end of the year	$ 15,627	$ 1,152	$ 1,325